Marketable Securities – InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities – InterCure Ltd [Abstract]
Schedule of Changes in Marketable Securities	Changes in marketable securities for the years ended December 31, 2024, 2023 and 2022, were as follows:
	December 31,
	2024	2023	2022
	U.S. dollars in thousands

Fair value opening balance	605	1,627	3,158
Changes in fair value during the year	167	(1,022)	(1,531)

Fair value closing balance	772	605	1,627